Exploration and Evaluation Assets (Tables)	12 Months Ended
Jun. 30, 2022
Exploration and Evaluation Assets
Schedule of exploration and evaluation asset

	California	Arkansas
	Property	Property	Total
	$	$	$
Acquisition costs:
Balance, June 30, 2020	9,753,766	12,273,322	22,027,088
Acquisition of property	3,897,975	945,501	4,843,476
Effect of movement in foreign exchange rates	(883,192)	(1,111,337)	(1,994,529)
Balance, June 30, 2021	12,768,549	12,107,486	24,876,035
Acquisition of property	5,183,941	1,642,281	6,826,222
Effect of movement in foreign exchange rates	506,868	480,627	987,495
Balance, June 30, 2022	18,459,358	14,230,394	32,689,752

Exploration Costs:
Balance, June 30, 2020	4,554,718	2,366,542	6,921,260
Other exploration costs	10,757	408,853	419,610
Effect of movement in foreign exchange rates	(412,424)	(214,287)	(626,711)
Balance, June 30, 2021	4,153,051	2,561,108	6,714,159
Other exploration costs	14,820	1,442,241	1,457,061
Effect of movement in foreign exchange rates	164,861	101,668	266,529
Balance, June 30, 2022	4,332,732	4,105,017	8,437,749

Balance, June 30, 2021	16,921,600	14,668,594	31,590,194
Balance, June 30, 2022	22,792,090	18,335,411	41,127,501